Investment in Marketable Debt Securities (Details) - USD ($)				1 Months Ended		12 Months Ended
	Apr. 30, 2023	Oct. 31, 2022	Jul. 26, 2020	Aug. 31, 2017	Jan. 31, 2017	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Investment in Marketable Debt Securities [Line Items]
Percentage of bond purchases			7.125%
Collection of bond	$ 198,718	$ 188,490
Loss from sale of bonds	496	10,626
Other comprehensive income into earnings	$ 414	$ 9,091
Impairment loss on marketable securities						$ 42,291	$ 60,754
Unrealized loss before tax							7,388
Interest income on investment						$ 12,668	$ 21,422	$ 27,821
STANDARD CHARTERED PLC [Member]
Investment in Marketable Debt Securities [Line Items]
Percentage of bond purchases					7.75%
Consideration amount					$ 200,500
BLUE SKYVIEW Co. Ltd [Member]
Investment in Marketable Debt Securities [Line Items]
Percentage of bond purchases					7.125%
Consideration amount					$ 200,200
Bond Option [Member]
Investment in Marketable Debt Securities [Line Items]
Percentage of bond purchases				6.00%
Consideration amount				$ 200,400